                           ING VARIABLE PRODUCTS TRUST

                        ING VP HIGH YIELD BOND PORTFOLIO

                       Supplement Dated September 23, 2005
                   to the Adviser Class, Class I, and Class S
                        Prospectuses Dated April 29, 2005

     Effective September 23, 2005, the management fee for ING VP High Yield Bond Portfolio has been reduced and the expense limitation agreement for the ING VP High Yield Bond Portfolio has been extended through September 23, 2007. The Prospectuses for the Adviser Class, Class I, and Class S are hereby revised as follows:

ADVISER CLASS PROSPECTUS

1. The information relating to ING VP High Yield Bond Portfolio in the table entitled "Operating Expenses Paid Each Year by the Portfolios" in the "What You Pay to Invest" section on page 12 of the Adviser Class Prospectus is deleted and replaced with the following:

                                                                                       TOTAL            WAIVERS,
                                       DISTRIBUTION                      OTHER       PORTFOLIO      REIMBURSEMENTS,       TOTAL NET
                       MANAGEMENT      (12b-1) FEES     SHAREHOLDER    EXPENSES      OPERATING            AND             PORTFOLIO
                          FEES             (2)          SERVICE FEES      (2)         EXPENSES       RECOUPMENTS (3)       EXPENSES
ING VP
High Yield
Bond
Portfolio      %        0.62%(4)           0.25             0.25          0.25         1.37               (0.07)             1.30

2. Footnote (3) of the "Operating Expenses Paid Each Year by the Portfolios" table found within the "What You Pay to Invest" section on page 12 of the Adviser Class Prospectus is revised to read as follows:

          (3) ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses proposed to be waived, reimbursed or recouped during the current fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupments." For each Portfolio except ING VP Financial Services Portfolio, ING VP High Yield Bond Portfolio, and ING VP Real Estate Portfolio, the expense limits will continue through at least May 1, 2006. For ING VP Financial Services Portfolio, ING VP High Yield Bond Portfolio, and ING VP Real Estate Portfolio, the expense limit will continue through at least September 23, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of the investment management agreement.

3. The following footnote is added to the table entitled "Operating Expenses Paid Each Year by the Portfolios" in the "What You Pay to Invest" section on page 12 of the Adviser Class Prospectus:

          (4) Prior to September 23, 2005, the Management Fee for ING VP High Yield Bond Portfolio was 0.63%.

4. The information relating to ING VP High Yield Bond Portfolio in the table entitled "Example" in the "What You Pay to Invest" section on page 13 of the Adviser Class Prospectus is deleted and replaced with the following:

                                               1 YEAR     3 YEARS    5 YEARS    10 YEARS
               ING VP High Yield Bond    $      132         427        743       1,640

5. The information relating to ING VP High Yield Bond Portfolio in the table located in the section entitled "Management of the Portfolios - Adviser" on page 17 of the Adviser Class Prospectus is deleted and replaced with the following:

                       PORTFOLIO                          MANAGEMENT FEES(1)
                       ING VP High Yield Bond                   0.62%

CLASS I PROSPECTUS

1. The information relating to the ING VP High Yield Bond Portfolio in the table entitled "Operating Expenses Paid Each Year by the Portfolios" in the "What You Pay to Invest" section on page 22 of the Class I Prospectus is deleted and replaced with the following:

                                                                            TOTAL            WAIVERS,
                                                                          PORTFOLIO      REIMBURSEMENTS,       TOTAL NET
                          MANAGEMENT         SERVICE        OTHER         OPERATING            AND             PORTFOLIO
                             FEES             FEES       EXPENSES (2)      EXPENSES       RECOUPMENTS(3)        EXPENSES
   ING VP High
   Yield Bond     %        0.62(4)            N/A            0.25           0.87              (0.07)             0.80

2. Footnote (3) of the table entitled "Operating Expenses Paid Each Year by the Portfolios" in the "What You Pay to Invest" section on page 22 of the Class I Prospectus is revised to read as follows:

          (3) ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage, and extraordinary expenses, subject to possible reimbursement or recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupments." The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for ING VP Financial Services Portfolio, ING VP LargeCap Growth Portfolio and ING VP Real Estate Portfolio, are shown under the heading "Waivers, Reimbursements, and Recoupment." For each Portfolio except ING VP Financial Services Portfolio, ING VP High Yield Bond Portfolio, and ING VP Real Estate Portfolio, the expense limits will continue through at least May 1, 2006. For ING VP Financial Services Portfolio, ING VP High Yield Bond Portfolio, and ING VP Real Estate Portfolio, the expense limits will continue through at least September 23, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of the investment management agreement.

3. The following footnote is added to the table entitled "Operating Expenses Paid Each Year by the Portfolios" in the "What You Pay to Invest" section on page 22 of the Adviser Class Prospectus:

          (4) Prior to September 23, 2005, the Management Fee for ING VP High Yield Bond Portfolio was 0.63%.

4. The information relating to ING VP High Yield Bond Portfolio in the table entitled "Example" in the "What You Pay to Invest" section found on page 23 of the Class I Prospectus is deleted and replaced with the following:

                                               1 YEAR     3 YEARS    5 YEARS    10 YEARS
               ING VP High Yield Bond    $       82         271        475       1,066

5. The information relating to ING VP High Yield Bond Portfolio as found within the "Management of the Portfolios" "Adviser" section on page 27 of the Class I Prospectus is deleted and replaced with the following:

               PORTFOLIO                          MANAGEMENT FEES
               ING VP High Yield Bond                  0.62%

CLASS S PROSPECTUS

1. The information relating to ING VP High Yield Bond Portfolio in the table entitled "Operating Expenses Paid Each Year by the Portfolios" in the "What You Pay to Invest" section found on page 24 of the Class S Prospectus is deleted and replaced with the following:

                                                                          TOTAL         WAIVERS,
                                                                        PORTFOLIO   REIMBURSEMENTS,       TOTAL NET
                          MANAGEMENT                       OTHER        OPERATING         AND             PORTFOLIO
                             FEES       SERVICE FEES    EXPENSES(2)     EXPENSES     RECOUPMENTS(3)        EXPENSES
   ING VP High
   Yield Bond       %      0.62%(4)         0.25            0.25          1.12            (0.12)             1.00

2. Footnote (3) of the "Operating Expenses Paid Each Year by the Portfolios" table in the "What You Pay to Invest" section found on page 24 of the Class S Prospectus is revised to read as follows:

          (3) ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed, or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupments." The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for ING VP Financial Services Portfolio, ING VP High Yield Bond Portfolio, ING VP Disciplined LargeCap Portfolio, and ING VP Real Estate Portfolio are shown under the heading "Waivers, Reimbursements and Recoupments." For each Portfolio except ING VP High Yield Portfolio, ING VP Financial Services Portfolio, and ING VP Real Estate Portfolio, the expense limits will continue through at least May 1, 2006. For ING VP High Yield Portfolio, ING VP Financial Services Portfolio, and ING VP Real Estate Portfolio, the expense limits will continue through at least September 23, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or investment management agreement.

3. The following footnote is added to the table entitled "Operating Expenses Paid Each Year by the Portfolios" in the "What You Pay to Invest" section on page 24 of the Class S Prospectus:

          (4) Prior to September 23, 2005, the Management Fee for ING VP High Yield Bond Portfolio was 0.63%.

4. The information relating to ING VP High Yield Bond Portfolio in the table entitled "Example" in the "What You Pay to Invest" section on page 25 of the Class S Prospectus is deleted and replaced with the following:

                                          1 YEAR     3 YEARS    5 YEARS    10 YEARS
          ING VP High Yield Bond    $       102        344        605       1,352

5. The information relating to ING VP High Yield Bond Portfolio in the table located in the section entitled "Management of the Portfolios -- Adviser" section on page 29 of the Class S Prospectus is deleted and replaced with the following:

          PORTFOLIO                          MANAGEMENT FEES
          ING VP High Yield Bond                  0.62%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                           ING VARIABLE PRODUCTS TRUST

                       ING VP FINANCIAL SERVICES PORTFOLIO
                        ING VP HIGH YIELD BOND PORTFOLIO
                   ING VP REAL ESTATE PORTFOLIO ("PORTFOLIOS")

                       Supplement Dated September 23, 2005
                   To the Adviser Class, Class I, and Class S
                   Statement of Additional Information ("SAI")
                              Dated April 29, 2005

     Effective September 23, 2005, ING Investments, LLC, the Portfolio's investment adviser, has lowered the management fee and the sub-advisory fee for ING VP High Yield Bond Portfolio. In addition, the expense limitation agreement for the Portfolios has been extended through September 23, 2007. The SAI is hereby amended as follows:

1. The information relating to the advisory fee for ING VP High Yield Bond Portfolio in the table entitled "Investment Adviser" beginning on page 62 of the SAI is deleted and replaced with the following:

     PORTFOLIO                  ANNUAL INVESTMENT ADVISORY FEE
     High Yield Bond            0.62% on the first $200 million of aggregate daily net assets;
                                0.55% on the next $300 million of aggregate daily net assets;
                                0.50% on the next $500 million of aggregate daily net assets; and
                                0.45% on the remaining aggregate daily net assets in excess of $1 billion.

2. The first sentence of the third paragraph of the "Expense Limitation Agreement" section on page 65 of the SAI is revised to read:

     The expense limitation agreement provides that these expense limitations shall continue until May 1, 2006 for each Portfolio except Financial Services Portfolio, High Yield Bond Portfolio, and Real Estate Portfolio. The expense limitations for Financial Services Portfolio, High Yield Bond Portfolio, and Real Estate Portfolio shall continue through September 23, 2007.

3. The information relating to the sub-advisory fee for ING VP High Yield Bond Portfolio in the table entitled "Sub-Advisory Agreements" beginning on page 68 of the SAI is deleted and replaced with the following:

               PORTFOLIO                       SUB-ADVISORY FEE
           High Yield Bond      0.2790% on the first $200 million of assets;
                                0.2475% on the next $300 million of assets;
                                0.2250% on the next $500 million of assets; and
                                0.2025% on assets in excess of $1 billion

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.